Shareholder Report, Holdings (Details) - Fidelity Municipal Money Market Fund	Aug. 31, 2026
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	57.10%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	34.70%
AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	30.70%
AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.30%
AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%